Document and Entity Information	0 Months Ended
Nov. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 25, 2014
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Mar. 01, 2014
SunAmerica Global Trends Fund | Class A Shares
Risk/Return:
Trading Symbol	GTFAX
SunAmerica Global Trends Fund | Class C Shares
Risk/Return:
Trading Symbol	GTFCX
SunAmerica Global Trends Fund | Class W Shares
Risk/Return:
Trading Symbol	GTFWX